Form N-1A Cover	Mar. 06, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AuguStar Variable Insurance Products Fund, Inc.
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 06, 2026
Prospectus Date	May 01, 2025